Revenue, Other Income and Gains as Restated - Additional Information (Details) - Licensing of intellectual property - USD ($) $ in Thousands		12 Months Ended
	May 27, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and collaboration revenue		$ 65,402	$ 75,000	$ 59,977
Janssen Agreement | US and Non-US Territories
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and collaboration revenue	$ 400,000	$ 600,000